Stock-Based Awards (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of AgeX stock option activity under the Plan and related information follows (in thousands, except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
Balance at December 31, 2022	5,139	3,261	3	$2.25
Restricted stock units vested	-	-	(3)	-
Balance at June 30, 2023	5,139	3,261	-	$2.25
Options exercisable at June 30, 2023		3,016		$2.34

A summary of the Incentive Plan activity and related information follows (in thousands except weighted-average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
Balance at January 1, 2021	1,046	2,854	28	$2.51
Increase option pool	500	-	-	-
Options granted	(568)	568	-	1.46
Options forfeited, cancelled or expired	57	(57)	-	2.56
Restricted stock units vested	-	-	(12)	-
Balance at December 31, 2021	1,035	3,365	16	$2.32
Increase option pool	4,000	-	-	-
Options granted	(105)	105	-	0.79
Options forfeited, cancelled or expired	209	(209)	-	2.82
Restricted stock units vested	-	-	(13)	-
Balance at December 31, 2022	5,139	3,261	3	$2.25
Options exercisable at December 31, 2022		2,913		$2.37

Schedule of Stock Based Compensation Expense

Operating expenses include stock-based compensation expense as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$2	$8	$7	$17
General and administrative	33	190	98	420
Total stock-based compensation expense	$35	$198	$105	$437

AgeX recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Research and development – continuing operations	$32	$62
General and administrative – continuing operations	728	937
Total stock-based compensation expense – continuing operations	760	999
General and administrative – discontinued operations	-	4
Total stock-based compensation expense	$760	$1,003

Schedule of Weighted Average Assumptions to Calculate Fair Value of Stock Options

	Three Months Ended June 30,		Six Months Ended June 30,
	2023(1)	2022	2023(1)	2022
Grant price	$-	$0.71	$-	$0.79
Market price	$-	$0.71	$-	$0.79
Expected life (in years)	-	6.08	-	5.58
Volatility	-	128.35%	-	130.71%
Risk-free interest rates	-	2.90%	-	1.74%
Dividend yield	-	-%	-	-%

(1)	There were no stock options granted under the Plan during the three and six months ended June 30, 2023.

	Year Ended December 31,
	2022	2021
Grant Price	$0.79	$1.46
Expected life (in years)	5.58	5.71
Risk-free interest rates	1.74%	0.99%
Volatility	130.71%	102.34%
Dividend yield	-%	-%